OPERATING LEASES - Narrative (Details)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended	39 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2019 vessel lease_renewal T	Sep. 30, 2015 USD ($)	Jun. 30, 2021 USD ($) vessel lease	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) lease_renewal vessel T	Dec. 31, 2015 USD ($) vessel	Feb. 20, 2018 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2020 USD ($) lease vessel
Lessee, Lease, Description [Line Items]
Number of operating leases | lease				2						2
Ship operating expenses				$ 41,000,000	$ 12,400,000
Impairment loss on right of use assets				0	24,200,000
Future minimum rental payments				2,200,000	2,800,000
Charter hire expense minimum rentals				37,200,000	56,400,000
Payments				$ 40,300,000	$ 13,000,000
Weighted average discount rate, percent				5.14%	5.07%
Weighted average remaining lease term				4 years 10 months 24 days	5 years 4 months 24 days
Vessels leased out, fixed rate time charter | vessel				7						8
Number of vessels leased out index linked time charters | vessel				16						18
Number of vessels leased out | vessel				22						26
Service Element, Under Ship Operating Expense				$ 10,300,000	$ 9,300,000
Minimum
Lessee, Lease, Description [Line Items]
Term of contract					1 year
Maximum
Lessee, Lease, Description [Line Items]
Term of contract					10 years
Golden Hawk Lease
Lessee, Lease, Description [Line Items]
Daily time charter rate				$ 13,200
Daily time charter rate								$ 11,200
Duration of reduced daily charter rate				2 years
Reimbursement payable				$ 1,750,000
Maximum amount of reimbursement payable				1,750,000
Maximum amount of reimbursement paid				1,500,000
Impairment loss on right of use assets				0
MV Admiral Schmidt and Vitus Bering
Lessee, Lease, Description [Line Items]
Profit share				200,000
Vessels' deadweight capacity | T		104,550				104,550
Term of contract		3 years				3 years
Number of annual lease renewals | lease_renewal		4				4
MV Admiral Schmidt and Vitus Bering | Minimum
Lessee, Lease, Description [Line Items]
Daily time charter rate						$ 9,000
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Ship operating expenses				$ 300,000	$ 300,000
Vessels leased to third parties
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				3
Vessels leased out to third parties				$ 1,099,200,000						$ 1,258,400,000
Accumulated depreciation				$ 168,800,000						$ 198,500,000
SFL Leases
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				1
Number of vessels reclassified as finance leases | vessel		7		7
Daily time charter rate				$ 19,135
Variable interest rate level				0.10%
Purchase option net of sellers credit			$ 112,000,000
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
Charter hire expense				$ (100,000)	900,000
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				8		8	8
Number of leased vessels under operating leases | vessel				1
Aggregate price sold en-bloc							$ 272,000,000
Duration of time charter			10 years
Daily time charter rate				$ 17,600
Daily operating expenses rate				$ 7,000
Profit share percentage (percent)				33.00%
Base LIBOR rate (percent)				0.40%
Daily time charter rate, adjusted				$ 50
Charter term, contractual				7 years
Daily time charter rate, adjusted				$ 25
Charter term, contractual				3 years
Operating leases average daily rate				$ 17,510
Profit share				$ 1,200,000	$ 0
Purchase option net of sellers credit			$ 112,000,000
Purchase option timing from lease inception			10 years
Charter term, extension			3 years
Daily charter rate, extension			$ 14,900
Total minimum lease period				13 years
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum | Forecast
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900								$ 16,435